Business Combinations (Details) - USD ($) $ in Millions			12 Months Ended
	Mar. 02, 2020	Apr. 05, 2018	Dec. 31, 2019
ShoCard, Inc
Business Combinations
Percentage of voting equity interest acquired	100.00%
Total purchase price	$ 5.5
Contingent compensation payable on the first anniversary of acquisition	3.1
Contingent compensation payable on the second anniversary of acquisition	$ 2.3
Elastic Beam Inc.
Business Combinations
Percentage of voting equity interest acquired		100.00%
Total purchase price		$ 19.0
Up-front cash consideration		17.4
Consideration payable		1.6
Consideration payable on the first anniversary of acquisition		1.1
Consideration payable on the second anniversary of acquisition		0.5
Consideration paid on the first anniversary of acquisition			$ 1.1
Contingent compensation payable on the first anniversary of acquisition		4.8
Contingent compensation payable on the second anniversary of acquisition		$ 4.2
Contingent compensation paid on the first anniversary of acquisition			$ 4.8